FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        December 1, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Systematic
            Investment Plans (the trust):

            Destiny Plans I: O Destiny
            Plans II: O  Destiny Plans
            I: N Destiny Plans II: N
            (the plans)

            File No. 2-34100

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses with respect to the above referenced plans do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
        Eric D. Roiter
        Secretary